Expense Example - Class R R4 and Class I3 - Transamerica Mid Cap Growth	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	97	316	552	1,231	128	400	692	1,523	78	243	422	942